Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2019
Document Effective Date	Dec. 30, 2019
Prospectus Date	Dec. 30, 2019